Cover	Apr. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40959
Entity Registrant Name	ROTH CH ACQUISITION CO.
Entity Central Index Key	0001860514
Entity Tax Identification Number	98-1601095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, Address Line Two	Suite 402
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33141
City Area Code	(949)
Local Phone Number	720-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	USTUF
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	USCTF
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	USTWF